Note 4 - Shareholder Remuneration System - Available Amount For Interim Divided Payments (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share holder Remuneration System Abstract
Profit	€ 1,137,000,000	€ 4,345,000,000	€ 6,227,000,000	€ 4,757,000,000
Additional Tier I Capital Instruments Remuneration	276,000,000
Maximun Amount Distributable	861,000,000
Amount Of Proposed Interim Dividend	667,000,000
BBVACashBalance	€ 6,691,000,000